1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

STEPHEN T. COHEN Partner stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

July 2, 2021

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust

File Nos. 333-111986; 811-21475

XBRL Filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing an XBRL interactive data file.

This filing is being made for the sole purpose of filing an interactive data file relating to revised Item 3 disclosure filed with the Securities and Exchange Commission on June 9, 2021 (Accession No. 0001193125-21-186718) for the Trust in connection with the RBC Global Equity Funds’ Prospectus dated July 29, 2020, as supplemented.

No fee is required in connection with this filing. Should you have any questions regarding the foregoing matters, please do not hesitate to contact me at (202) 261-3304.

Very truly yours,

/s/ Stephen T. Cohen
Stephen T. Cohen